SUPPLEMENT DATED JANUARY 4, 2013

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2012

The purpose of this notice is to inform you that the First Investors Family of Funds, which includes the First Investors Tax Exempt Funds, has exercised the right to discontinue paying the annual custodial fee for retirement accounts and Coverdell Education Savings Accounts ("ESAs"). Beginning April 1, 2013, the responsibility of paying this fee will be transferred to the account holder and will be deducted automatically from the account in accordance with the provisions of the respective custodial agreement. The first fee will be deducted on the last business day in March 2013 for the following 12 month period.  A separate notice to current account holders is being mailed that describes the effect on the custodial agreement that governs each respective retirement account. Accordingly, the First Investors Tax Exempt Funds prospectus is amended as follows:

1. Under the Heading “Other account privileges and policies” on page 86 the entire section is deleted and replaced with the following:

Other account privileges and policies

The Funds offer a full range of special privileges, including systematic investments, automatic payroll investments, systematic redemptions, electronic fund transfers, expedited redemptions, draft check writing, a variety of retirement account options, and transfer on death (“TOD”) registration.  These privileges are described in the Funds’ SAI.  There is an annual custodial fee of $15 for each First Investors Fund IRA, ROTH IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 457(b) and ESA custodial account and an annual custodial fee of $30 for each First Investors Fund 403(b) custodial account that you maintain, irrespective of the number of Funds that are held in an account.  Beginning April 1, 2013, the responsibility of paying this fee will be transferred to the account holder and commencing March 2013, the fee will be automatically deducted from the account on the last business day of the first quarter for the following 12 month period in accordance with the provisions of the respective custodial agreement.  Notwithstanding the foregoing, the fee may be waived or reduced by the custodian as further described in the custodial agreement and in the Funds’ SAI. The custodian also reserves the right to modify the fee at any time on forty-five (45) days prior written notice to account holders.  TOD accounts are administered in accordance with First Investors TOD Guidelines.  These guidelines are set forth in the Funds’ SAI, which is available for free upon request by calling 1 (800) 423-4026 and by visiting our website at www.firstinvestors.com.

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Please retain this Supplement for future reference.

TEP0113

SUPPLEMENT DATED JANUARY 4, 2013

FIRST INVESTORS TAX EXEMPT FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012

The following sections of the Statement of Additional information are amended as follows:

A. Under the heading "Coverdell Education Savings Accounts (ESAs).” on page II-33 the second paragraph is deleted and replaced with the following:

There is an annual custodial fee of $15 for each ESA, irrespective of the number of Funds that are held in the account.  Beginning April 1, 2013, the responsibility of paying this fee will be transferred to the account holder and commencing March 2013, the fee will be automatically deducted from the account on the last business day of the first quarter for the following 12 month period in accordance with the provisions of the respective custodial agreement.  Notwithstanding the foregoing, the fee may be waived or reduced by the custodian as further described in the custodial agreement and also discussed below under the heading “B. Retirement Accounts”. The custodian also reserves the right to modify the fee at any time on forty-five (45) days prior written notice to account holders.

B. Under the heading "B. Retirement Accounts.” on page II-34 the third paragraph is deleted and replaced with the following:

There is an annual custodial fee of $15 for each Traditional and Roth IRA, Traditional and Roth IRA for minors, SIMPLE IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, and 457(b) account and an annual custodial fee of $30 for each 403(b) custodial account that you maintain, irrespective of the number of Funds that are held in an account.  Beginning April 1, 2013, the responsibility of paying this fee will be transferred to the account holder and commencing March 2013, the fee will be automatically deducted from the account on the last business day of the first quarter for the following 12 month period in accordance with the provisions of the respective custodial agreement.  The custodian reserves the right to modify the fee at any time on forty-five (45) days prior written notice to account holders.  Under certain circumstances, the transfer agent may accept faxes, and other automated transaction data from retirement plans.

The fee will be deducted subject to the following conditions:

To the extent that an account holder maintains a Cash Management Fund, the fee will first be deducted from those assets.  If the assets in the Cash Management Fund are less than the fee, the balance of the fee will be deducted equally from the remaining Funds. For 403(b)s, the fee will be deducted first from the Cash Management Fund within the employer contribution portion of the account, if any.  If the assets in the Cash Management Fund within the employer contribution portion of the account are less than the fee, the balance of the fee will be deducted equally from the remaining Funds within the employer contribution portion of the account.  To the extent there are insufficient assets in the employer contribution portion of the account to cover the fee, the fee will be deducted from Funds held in the employee contribution portion of the account in the same order as above.  To the extent there are insufficient assets in the employer contribution account and employee contribution portion of the account, the fee will be deducted from Funds held in the rollover account in the same order as above.

Notwithstanding the foregoing, the fee may be waived or reduced for any reason which, in the opinion of the custodian, is acceptable or desirable, including the following:

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If the value of all accounts in the account holder’s customer account is equal to or exceeds $100,000 as of the last business day of the first quarter, the fee is waived for the following 12-month period.

●
If the value of all accounts in the account holder’s customer account is equal to or exceeds $50,000 and is less than $100,000 as of the last business day of the first quarter, the fee is reduced by 50% for the following 12-month period.

●
If a participant establishes a 403(b) custodial account, the fee is waived for the custodial account for the first 12-month period beginning with the date assets (contributions, contract exchanges, transfers, rollovers, etc.) are first accepted by First Investors for investment into that custodial account. Similarly, if a participant establishes a 457(b) custodial account, the fee is waived for the custodial account for the first 12-month period beginning with the date assets are first accepted by First Investors for investment into that custodial account. After the 12-month period has expired, if the participant does not otherwise qualify for a fee waiver, the fee will be deducted from the 403(b) custodial account, or, if applicable, the 457(b) custodial account on the last business day of the first quarter for the following 12-month period.  For example, if a participant establishes a 403(b) custodial account on May 15, 2013, the participant will not be subject to the fee until the last business day of the first quarter of 2015.

●	If the custodial account is maintained by an Associate, as defined in the Funds’ prospectus, the fee is waived.

For purposes of determining the value of accounts held by the account holder, customer account means all First Investors Funds within the same 10-digit customer number assigned to the account holder that includes the applicable custodial account(s). Under no circumstances will all or a portion of the fee be returned to the account holder if the account holder subsequently meets the requirements for a reduced or waived fee or if the account holder subsequently terminates the custodial account.

C. Under the heading "B. Retirement Accounts.” on page II-34 the fifth paragraph is deleted and replaced with the following:

As of January 1, 2009, new First Investors 403(b) accounts are only available through First Investors Corporation (“FIC”) as dealer of record.  If an existing participant has a 403(b) account that is not currently serviced by FIC, the participant may maintain the current broker-dealer on the account.  Dealer changes to FIC and changes from a dealer other than FIC to a dealer that has an executed selling agreement with the Funds will be accepted.  If a request is received to remove FIC as the dealer or to change the dealer to a dealer that does not have a selling agreement with the Funds, the account will be deemed to be a direct Fund shareholder and additional investments will not be accepted.  FIC no longer pays 12b-1 service fees to other broker-dealers on First Investors 403(b) custodial accounts.  First Investors 457(b) accounts are offered exclusively through FIC as dealer of record.  Dealer changes on First Investors 457(b) accounts will not be accepted.

D. Under the heading "Retirement and Other Tax-Deferred Accounts.” on page II-60 the entire section is deleted replaced with the following:

First Investors Corporation acts as custodian or trustee on certain retirement and tax-deferred accounts (such as IRAs, 403(b)s, 457s and ESAs) that are opened and maintained through ADM on behalf of the custodian/trustee.  There is an annual custodial fee for each type of account serviced by the custodian, irrespective of the number of Funds that are held in the account.  Beginning April 1, 2013, the responsibility of paying this fee will be transferred to the account holder and commencing March 2013, the fee will be automatically deducted from the account in accordance with the provisions of the respective custodial agreement.  Notwithstanding the foregoing, the fee may be waived or reduced by the custodian as further described in the custodial agreement and previously described in this SAI.  The custodian also reserves the right to modify the fee at any time on forty-five (45) days prior written notice to account holders.

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Please retain this Supplement for future reference.

TESAI0113